UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Brian C. Janssen

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Annual report for the year ended August 31, 2022

Invest with care for
durable outcomes

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–4.83%	0.59%	0.62%
Class A shares (Reflecting 2.50% maximum sales charge)	–7.48	–0.19	0.15

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.39% for Class F-2 shares and 0.66% for Class A shares as of the prospectus dated November 1, 2022 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of August 31, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 3.32%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 1.17%. The 30-day yield for Class A shares as of August 31, 2022, was 2.96%. The distribution rate for Class A shares as of that date was 0.87%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	Investment portfolio

20	Financial statements

45	Board of trustees and other officers

Fellow investors:

A surge in U.S. inflation to 40-year highs significantly altered the landscape for Short-Term Bond Fund of America during its latest fiscal year. Efforts by the Federal Reserve to tame rising prices drove interest rates sharply higher and raised recession fears. Against this backdrop, most fixed income sectors posted double-digit losses. For the 12 months ended August 31, 2022, Class F-2 shares of the fund returned –3.58%.

By comparison, the Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, fell 4.00%. Meanwhile, the Lipper Short U.S. Government Funds Average returned –4.33%. Results for other time periods are shown in the table below.

Investors holding Class F-2 shares who reinvested monthly dividends totaling 11 cents a share, or took their dividends in cash, earned an income return of 1.12% over the past 12 months. The fund’s share price declined to $9.56 from $10.03.

Bond market overview

Bonds across the risk spectrum posted negative returns for the fiscal year. U.S. Treasury securities lost ground as the Fed began an aggressive sequence of monetary tightening that drove interest rates up across the yield curve. Yields on short-term Treasury bills rose the most, causing a yield curve inversion that is often seen as a harbinger of recession. Investment-grade and high-yield corporate bonds also declined as concerns about a weaker global economy pushed up credit spreads — the premium investors are paid for taking on credit risk compared to owning government securities — to mid-2020 levels. U.S. gross domestic product contracted in the first two quarters of 2022, even as the job market remained exceptionally strong.

The headline Consumer Price Index (CPI) reached a 40-year high of 9.1% in June, up from 5.3% at the beginning of the fund’s fiscal year — itself near a 13-year high. Starting in March, the Fed raised its

Results at a glance

For periods ended August 31, 2022, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

Short-Term Bond Fund of America (Class F-2 shares)[2]	–3.58%	0.84%	0.76%	1.47%
Short-Term Bond Fund of America (Class A shares)	–3.84	0.58	0.55	1.26
Bloomberg U.S. Government/Credit (1–3 years ex BBB) Index[3]	–4.00	0.85	0.84	1.85
Lipper Short U.S. Government Funds Average[4]	–4.33	0.38	0.33	1.47

[1]	Lifetime returns are as of 10/2/06, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. Refer to the Quarterly Statistical Update, available on our website, for the number of funds included in the Lipper category for each fund’s lifetime.

Short-Term Bond Fund of America	1

key policy rate four times for a total of 225 basis points from the near-zero level it had maintained since the onset of the COVID-19 pandemic. With inflation soaring, Treasury Inflation-Protected Securities (TIPS), a subset of Treasuries pegged to the CPI, lost considerably less ground than the broader Treasury market. The Bloomberg U.S. Treasury Inflation-Protected Securities Index1 fell 5.98%, while the Bloomberg U.S. Treasury Index2 dropped 10.80%.

Riskier parts of the fixed income market, including corporate bonds, also weakened. Within the corporate bond sector, high-yield bonds (rated BB/Ba and below) suffered less than investment-grade bonds (BBB/Baa and above). The Bloomberg U.S. Corporate High Yield Index3 fell 10.60%, while the Bloomberg U.S. Corporate Investment Grade Index4 declined 14.91%. Concerns about a softening economic outlook drove credit spreads to a peak in early July before moderating around fiscal year-end as investors anticipated that the Fed might lower rates to counter a recession in 2023. Corporate bond issuance nearly matched the strong levels of the prior fiscal year as companies rushed to tap the market before borrowing costs rose further.

Inside the portfolio

The sharp rise of interest rates and credit spreads during the fiscal year posed a distinct challenge to the fund’s objective of preserving capital, which it seeks through minimizing interest rate sensitivity. At the same time, higher interest rates were supportive of the goal of providing current income.

Portfolio managers positioned the fund conservatively by emphasizing shorter duration instruments that are less reactive to interest rate fluctuations. This shorter duration positioning was the most significant contributor to positive results relative to the benchmark index over the year, particularly in Treasury holdings. Treasuries make up nearly half the fund’s fixed income holdings, a smaller weighting than in the index.

TIPS, which are not a component of the benchmark, also had a positive impact on relative returns as inflation reached multi-decade highs. Portfolio managers emphasized shorter duration TIPS that tend to react more immediately to changes in current inflation, whereas longer duration TIPS tend to respond to changes in inflation expectations that can take more time to play out.

In terms of sector selection, securitized assets — another segment that is not present in the benchmark — were a modest detractor from relative returns. Asset-backed securities tied to interest-rate-sensitive segments such as auto and student loans lagged. Managers’ allocations to commercial mortgage-backed securities, which have faced headwinds from COVID-19 disruptions, also lagged slightly.

The fund’s holdings of investment-grade corporate bonds had a neutral effect. Given the challenge to the credit sector from an uncertain economic outlook, the fund maintained a lower weighting to corporate bonds than the benchmark. With its emphasis on higher credit quality, the fund holds corporate bonds rated A or higher.

To manage duration and curve positioning, the fund used both cash bonds and derivatives such as interest rate swaps and futures. These derivatives are used primarily as a price-efficient way to shift interest rate exposure to varying maturities along the Treasury yield curve based on managers’ investment convictions.

Looking ahead

The trajectory of inflation is a central focus for the fund’s managers. Given significant uncertainty, managers are prioritizing protecting the fund against a protracted rate-hiking cycle from the Fed. They believe there are some structural elements driving higher inflation such as inventory management challenges and geopolitical tensions that could make inflation more persistent than market participants appear to be pricing in. At the same time, they consider a scenario where the Fed may feel pressure to slow the pace of monetary tightening if higher interest rates trigger an economic downturn and rising unemployment. Consequently, they are maintaining a conservative stance consistent with the stabilizing role that the fund is meant to play in an overall portfolio.

While higher interest rates are positive to the extent that they generate current income from the fund’s holdings, they are a double-edged sword given the negative impact on fixed income asset values when they rise. Therefore, managers expect to continue emphasizing shorter duration and higher credit quality to help limit the fund’s exposure to volatility.

Managers are taking a cautious approach to corporate credit given the possibility that Fed tightening could hasten a recession. Still, they are finding idiosyncratic opportunities in areas including pharmaceuticals, telecommunications, technology and utilities. In the event of a recession, they believe shorter duration investments in corporate bonds will experience relatively less price volatility, while the investment-grade credit quality makes it more likely

[1]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity and have at least $250 million par amount outstanding.
[2]	Bloomberg U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.
[3]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[4]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

2	Short-Term Bond Fund of America

that the issuers will meet higher coupon payments until the bonds mature. They are also employing deep credit research to find opportunities in commercial mortgage-backed securities outside of the hard-hit office segment and among select vintages of asset-backed securities.

Finally, managers expect to continue investing in shorter duration TIPS. These instruments carry yields well below the rate of inflation, suggesting there is room for them to be priced more attractively if inflation expectations continue to rise.

In this challenging time, Short-Term Bond Fund of America will continue to seek to provide capital preservation to an investor’s overall portfolio. We appreciate your support and trust.

Sincerely,

John R. Queen
President

October 11, 2022

For current information about the fund, visit capitalgroup.com.

Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Short-Term Bond Fund of America	3

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period October 2, 2006, to August 31, 2022, with dividends reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment¹; thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on October 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Results of the Lipper Short U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. Refer to the Quarterly Statistical Update, available on our website, for the number of funds included in the Lipper category for each fund’s lifetime.
[4]	For the period October 2, 2006, commencement of operations, through August 31, 2007.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–3.58%	0.84%	0.76%
Class A shares*	–6.27	0.06	0.30

*	Assumes payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

4	Short-Term Bond Fund of America

Investment portfolio August 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	51.80%
AAA/Aaa	25.73
AA/Aa	7.99
A/A	6.99
Short-term securities & other assets less liabilities	7.49
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.51%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 50.71%
U.S. Treasury 44.49%
U.S. Treasury 0.125% 2022	USD	9,500	$9,461
U.S. Treasury 1.50% 2022		100,605	100,587
U.S. Treasury 1.625% 2022		198,665	198,009
U.S. Treasury 1.875% 2022		19,480	19,473
U.S. Treasury 2.125% 2022		1,192	1,188
U.S. Treasury 0.125% 2023		215,000	207,887
U.S. Treasury 0.125% 2023		150,000	143,763
U.S. Treasury 0.125% 2023		108,500	104,550
U.S. Treasury 0.125% 2023		85,000	82,340
U.S. Treasury 0.125% 2023		10,000	9,792
U.S. Treasury 0.125% 2023		6,500	6,402
U.S. Treasury 0.25% 2023		157,086	153,270
U.S. Treasury 1.375% 2023		10,000	9,918
U.S. Treasury 2.50% 2023		16,121	16,056
U.S. Treasury 2.625% 2023		223,361	221,023
U.S. Treasury 2.75% 2023		98,795	98,415
U.S. Treasury 0.125% 2024[1]		333,563	317,829
U.S. Treasury 0.25% 2024		250,000	237,959
U.S. Treasury 0.25% 2024		45,000	42,612
U.S. Treasury 0.375% 2024		163,816	155,823
U.S. Treasury 0.625% 2024		7,344	6,919
U.S. Treasury 1.50% 2024		19,500	18,674
U.S. Treasury 1.75% 2024		39,000	37,510
U.S. Treasury 1.75% 2024		14,080	13,636
U.S. Treasury 2.25% 2024		50,000	49,021
U.S. Treasury 2.50% 2024		610,000	600,302
U.S. Treasury 3.00% 2024		150,000	148,676
U.S. Treasury 3.25% 2024		741,125	737,854
U.S. Treasury 0.25% 2025		15,495	14,156
U.S. Treasury 0.25% 2025		13,500	12,233
U.S. Treasury 0.25% 2025		13,490	12,188
U.S. Treasury 0.25% 2025		5,000	4,553

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.375% 2025	USD	35,000	$32,242
U.S. Treasury 0.375% 2025		15,000	13,539
U.S. Treasury 0.50% 2025		70	65
U.S. Treasury 1.125% 2025		7,150	6,768
U.S. Treasury 1.375% 2025		74,640	71,022
U.S. Treasury 1.50% 2025		39,874	38,011
U.S. Treasury 1.75% 2025		357,000	342,065
U.S. Treasury 2.625% 2025		326,229	319,156
U.S. Treasury 2.75% 2025		6,087	5,969
U.S. Treasury 2.875% 2025		343,646	337,914
U.S. Treasury 3.00% 2025		6,708	6,618
U.S. Treasury 3.125% 2025		69,075	68,365
U.S. Treasury 0.375% 2026		29,065	26,166
U.S. Treasury 0.75% 2026		38,485	34,912
U.S. Treasury 1.125% 2026		7,540	6,869
U.S. Treasury 0.375% 2027		3,500	3,017
U.S. Treasury 0.625% 2027[1]		3,500	3,035
U.S. Treasury 2.75% 2027		109,400	106,439
U.S. Treasury 3.125% 2027		65,799	65,195
U.S. Treasury 0.625% 2030		2,000	1,648
U.S. Treasury 1.25% 2031[1]		1,645	1,400
U.S. Treasury 1.375% 2031		554	474
U.S. Treasury 1.625% 2031[1]		11,800	10,418
U.S. Treasury 2.875% 2032[1]		9,069	8,832
U.S. Treasury 1.375% 2040[1]		1,400	984
U.S. Treasury 1.875% 2041[1]		1,465	1,121
U.S. Treasury 1.875% 2051[1]		708	515
U.S. Treasury 1.875% 2051[1]		539	392
U.S. Treasury 2.375% 2051		100	82
U.S. Treasury 2.875% 2052[1]		625	575
			5,305,887

U.S. Treasury inflation-protected securities 6.22%
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		38,708	38,147
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		37,795	37,277
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]		121,991	120,834
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]		58,774	58,304
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		167,519	164,155
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		8,219	8,072
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]		67,818	67,045
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		93,231	91,064
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		54,195	53,013
U.S. Treasury Inflation-Protected Security 0.125% 2027[2]		99,172	96,383
U.S. Treasury Inflation-Protected Security 0.625% 2032[2]		8,186	8,131
			742,425

Total U.S. Treasury bonds & notes			6,048,312

Mortgage-backed obligations 12.86%
Federal agency mortgage-backed obligations 5.32%
Fannie Mae Pool #AD2028 4.50% 2025[3]		315	318
Fannie Mae Pool #555538 2.622% 2033[3,4]		220	217
Fannie Mae Pool #888521 2.40% 2034[3,4]		392	402
Fannie Mae Pool #889579 6.00% 2038[3]		1,084	1,169
Fannie Mae Pool #889983 6.00% 2038[3]		457	492
Fannie Mae Pool #AL0095 6.00% 2038[3]		37	39
Fannie Mae Pool #AI8806 5.00% 2041[3]		810	845
Fannie Mae Pool #AB9584 3.50% 2043[3]		4	4
Fannie Mae Pool #BK2010 4.00% 2048[3]		14	14
Fannie Mae Pool #BK5305 4.00% 2048[3]		10	10
Fannie Mae Pool #BF0548 3.00% 2061[3]		11,478	10,626
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]		1,490	1,483
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]		52	52
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[3,4]		1,805	1,789
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.591% 2024[3,4]		1,996	1,960
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[3,4]		3,862	3,780
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.656% 2024[3,4]		2,466	2,405
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]		113	112

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	USD	1,481		$1,444
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]		4,384		4,292
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]		296		294
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]		358		356
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,4]		9		9
Freddie Mac Pool #G14740 5.50% 2024[3]		5		5
Freddie Mac Pool #781228 2.375% 2034[3,4]		252		248
Freddie Mac Pool #782818 2.375% 2034[3,4]		187		193
Freddie Mac Pool #A23893 5.50% 2034[3]		167		173
Freddie Mac Pool #1H2524 2.864% 2035[3,4]		474		486
Freddie Mac Pool #1L1292 2.505% 2036[3,4]		446		441
Freddie Mac Pool #848751 3.013% 2036[3,4]		115		117
Freddie Mac Pool #848365 3.29% 2036[3,4]		379		390
Freddie Mac Pool #G02162 5.50% 2036[3]		103		109
Freddie Mac Pool #760014 2.80% 2045[3,4]		465		459
Freddie Mac Pool #SI2002 4.00% 2048[3]		78		78
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]		480		477
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]		2,090		2,079
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]		1,485		1,461
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]		2,000		1,988
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]		835		816
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]		750		733
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]		2,075		2,034
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]		30		29
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]		400		386
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]		4,605		4,503
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,4]		10		10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]		7,802		7,508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,4]		7,718		7,442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]		5,195		5,011
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,4]		15		15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]		6,537		6,401
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]		12		11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]		4,469		4,491
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]		9,126		8,915
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]		1,201		1,174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]		57		56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]		1,808		1,738
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]		13,363		13,077
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]		688		653
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]		2,150		2,104
Government National Mortgage Assn. 4.50% 2052[3,5]		10,000		10,005
Government National Mortgage Assn. 5.00% 2052[3,5]		85,000		86,149
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]		1,952		1,991
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]		46		47
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]		1,369		1,397
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]		429		437
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]		41		42
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]		119		122
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]		3		3
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]		2		2
Government National Mortgage Assn. Pool #725876 4.876% 2061[3]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #725879 4.885% 2061[3]		1		1
Government National Mortgage Assn. Pool #710085 5.035% 2061[3]		3		3
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]		3		3
Government National Mortgage Assn. Pool #AG8060 4.353% 2063[3]		13		13
Government National Mortgage Assn. Pool #AC1008 4.353% 2063[3]		1		1
Government National Mortgage Assn. Pool #AG8041 4.354% 2063[3]		13		13
Government National Mortgage Assn. Pool #AC0975 4.354% 2063[3]		2		2
Government National Mortgage Assn. Pool #776094 4.853% 2063[3]		2		2

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AG8149 3.498% 2064[3,4]	USD	200	$200
Government National Mortgage Assn. Pool #AG8069 4.303% 2064[3]		12	12
Government National Mortgage Assn. Pool #AG8081 4.306% 2064[3]		12	12
Government National Mortgage Assn. Pool #AG8082 4.349% 2064[3]		13	12
Government National Mortgage Assn. Pool #AC1026 4.352% 2064[3]		2	2
Government National Mortgage Assn. Pool #AG8070 4.354% 2064[3]		13	13
Government National Mortgage Assn. Pool #767680 4.497% 2064[3]		27	26
Government National Mortgage Assn. Pool #AG8076 4.958% 2064[3]		2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]		21	21
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[3]		51	51
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.853% 2062[3,4]		12,886	12,854
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 3.13% 2062[3,4]		764	762
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 3.45% 2064[3,4]		4,440	4,425
Uniform Mortgage-Backed Security 3.00% 2052[3,5]		7,555	6,993
Uniform Mortgage-Backed Security 3.50% 2052[3,5]		17	16
Uniform Mortgage-Backed Security 3.50% 2052[3,5]		3	3
Uniform Mortgage-Backed Security 4.00% 2052[3,5]		77,856	75,955
Uniform Mortgage-Backed Security 4.00% 2052[3,5]		19,455	18,994
Uniform Mortgage-Backed Security 4.50% 2052[3,5]		116,689	116,014
Uniform Mortgage-Backed Security 4.50% 2052[3,5]		88,500	87,881
Uniform Mortgage-Backed Security 5.50% 2052[3,5]		100,000	102,059
			634,463

Collateralized mortgage-backed obligations (privately originated) 4.71%
Argent Securities, Inc., Series 2005-W2, Class M1, 2.934% 2035[3,4]		2,184	2,150
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,4,7]		3,859	3,399
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 2049[3,4,7]		600	575
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 2049[3,4,7]		4,003	3,846
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,7]		4,152	3,999
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,7]		1,916	1,834
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,7,8]		10,633	10,072
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,4,7]		4,361	4,154
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,7]		12,772	11,942
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,7]		7,399	7,115
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,7]		5,954	5,506
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.626% on 2/25/2026)[3,7,8]		1,631	1,573
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 2061 (5.272% on 5/25/2026)[3,7,8]		905	890
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 2062 (6.108% on 9/1/2026)[3,7,8]		8,241	8,261
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[3,7,8]		3,792	3,431
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,7]		4,693	4,480
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,7]		5,039	4,973
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,7]		3,010	2,950
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,4,7]		4,031	3,942
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,4,7]		300	284
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,4,7]		28,114	26,946
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,7]		5,345	5,224
CIM Trust, Series 2018-R3, Class A1, 5.00% 2057[3,4,7]		8,596	8,562
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[3,4,7]		16,305	15,866
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,7]		2,230	2,101
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[3,7]		510	504
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[3,4,7]		14,557	13,074
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,7]		4,024	3,743
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,7]		796	773
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,4,7]		8,564	7,995
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 2067[3,4,7]		9,720	9,771
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,7]		14,470	15,603
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[3,4,7]		2,804	2,565
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 7.144% 2028[3,4]		2,849	2,966

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 7.809% 2028[3,4]	USD	1,343	$1,430
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 2.983% 2033[3,4,7]		868	866
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 4.144% 2050[3,4,7]		1,284	1,275
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 4.983% 2050[3,4,7]		1,788	1,788
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, (1-month USD-LIBOR + 3.75%) 6.194% 2050[3,4,7]		217	217
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[3,4,7]		28,431	25,990
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[3,4,7]		1,674	1,439
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,7]		6,482	5,796
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[3,7]		5,283	5,100
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,7]		1,033	1,025
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,7]		2,204	1,880
JPMorgan Mortgage Acquisition Corp., Series 2006-HE1, Class A4, (1-month USD-LIBOR + 0.58%) 3.024% 2036[3,4]		559	559
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,7]		26	25
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,7]		99	97
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,7]		19,367	19,356
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,7]		20,024	19,608
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,4,7]		2,665	2,505
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,7,8]		13,799	13,196
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,7,8]		7,771	7,247
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 3.144% 2055[3,4,7]		11,000	10,768
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 3.194% 2055[3,4,7]		823	806
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.294% 2055[3,4,7]		27,731	27,019
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,7]		363	351
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,7]		2,545	2,469
Mill City Mortgage Trust, Series 15-1, Class M2, 3.643% 2056[3,4,7]		2,809	2,796
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 2057[3,4,7]		9,000	8,859
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[3,4,7]		440	429
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,7]		2,949	2,863
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,7]		1,167	1,127
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.673% 2022[3,4,7]		20,394	19,799
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,7]		316	304
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,7]		669	640
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,4,7]		285	273
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,7]		2,621	2,566
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,7]		567	556
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,7]		1,298	1,285
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,7]		492	486
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,7]		13,166	12,506
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,7]		1,764	1,688
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 3.194% 2055[3,4,7]		27,199	26,838
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,4,7]		11,211	9,542
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,7]		20,791	19,996
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,7]		3,365	3,192
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[3,7]		1,860	1,733
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,4,7]		997	903
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,4,7]		4,652	4,463
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,7]		2,376	2,317
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[3,4,7]		948	940
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 2055[3,4,7]		750	726
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,7]		10	10
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2055[3,4,7]		17,175	17,041
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 2055[3,4,7]		1,460	1,450
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[3,4,7]		11,417	11,305
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[3,4,7]		1,134	1,133

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,7]	USD	92	$91
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,7]		3,356	3,330
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[3,4,7]		2,538	2,441
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,7]		2,302	2,236
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,7]		344	339
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,7]		91	90
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.044% 2057[3,4,7]		1,942	1,926
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 2057[3,4,7]		2,300	2,199
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[3,4,7]		6,818	6,640
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,7]		2,300	2,206
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,7]		8,764	8,587
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,7]		412	393
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 3.444% 2058[3,4,7]		2,227	2,197
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,7]		5,132	4,961
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,7]		3,874	3,767
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,7]		4,031	3,697
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.354% 2060[3,4,7]		3,000	2,977
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 2039[3,7]		2,884	2,505
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 2038[3,7]		1,562	1,413
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[3,4,7]		414	408
			562,050

Commercial mortgage-backed securities 2.83%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 2039[3,7]		1,500	1,404
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[3]		500	486
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[3,7]		5,500	5,222
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.077% 2039[3,4,7]		3,324	3,265
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 4.205% 2037[3,4,7]		2,723	2,688
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.422% 2027[3,4,7]		4,773	4,755
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 2.98% 2034[3,4,7]		27,861	26,854
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.091% 2036[3,4,7]		21,661	20,956
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.29% 2036[3,4,7]		8,798	8,427
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.061% 2038[3,4,7]		4,747	4,592
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.241% 2038[3,4,7]		17,514	16,972
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.261% 2038[3,4,7]		1,351	1,297
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[3,7]		1,000	935
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,4]		1,094	1,080
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 2046[3,4]		1,550	1,546
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,4]		1,255	1,240
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]		500	491
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 2047[3]		1,000	992
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]		5,238	5,089
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,7]		3,250	3,210
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.206% 2046[3,4,7]		460	453
Commercial Mortgage Trust, Series 2013-CC10, Class B, 5.031% 2046[3,4,7]		2,750	2,727
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]		1,800	1,763
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]		731	722
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 2047[3]		12,500	12,314
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 2047[3]		13,610	13,391
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]		4,000	3,783
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[3]		1,487	1,460
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[3]		1,055	1,018
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,7]		555	538
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.472% 2038[3,4,7]		6,676	6,550
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[3,7]		2,400	2,286
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 3.038% 2024[3,4,7]		6,206	6,113
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 3.311% 2025[3,4,7]		1,830	1,793
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]		1,173	1,163
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,7]		1,260	1,247

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	USD	2,544	$2,536
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]		890	883
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]		1,460	1,411
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 3.541% 2038[3,4,7]		4,500	4,428
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]		948	938
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]		3,500	3,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,7]		9,132	8,254
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]		940	931
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 4.021% 2039[3,4,7]		663	649
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.441% 2038[3,4,7]		7,227	7,005
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,7]		7,193	6,338
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.192% 2026[3,4,7]		12,421	12,082
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]		3,000	2,970
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,4]		1,511	1,482
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[3]		10,000	9,893
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[3,4]		7,963	7,934
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[3,4]		2,000	1,984
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]		395	388
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]		194	191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[3]		2,000	1,970
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,4]		6,985	6,707
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]		9,298	9,271
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]		1,250	1,213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 2048[3]		4,000	3,876
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]		534	525
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]		1,456	1,411
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[3,7]		7,687	7,468
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[3,7]		7,365	7,093
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 2.968% 2036[3,4,7]		8,572	8,254
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.122% 2038[3,4,7]		5,890	5,685
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 3.308% 2039[3,4,7]		9,312	9,066
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244% 2046[3]		16,909	16,775
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]		5,160	4,889
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]		762	751
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]		2,000	1,973
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]		313	311
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]		1,250	1,230
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,4]		250	248
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]		581	569
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]		1,580	1,568

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	USD	1,204	$1,200
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,4]		1,250	1,236
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]		1,392	1,366
			337,102

Total mortgage-backed obligations			1,533,615

Asset-backed obligations 12.14%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[3,7]		7,225	7,199
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[3,7]		1,080	1,075
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[3,7]		12,965	12,705
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[3,7]		12,750	12,658
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[3,7]		1,250	1,179
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[3,7]		2,280	2,172
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[3,7]		10,786	9,901
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,7]		12,961	12,870
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,7]		22,156	20,992
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,7]		9,260	8,953
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[3,4,7]		17,029	16,885
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[3,4,7]		10,161	10,062
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[3,4,7]		7,947	7,826
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,7]		202	202
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 2026[3,7]		1,465	1,459
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 2.771% 2026[3,4]		49,424	49,441
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 2027[3]		9,062	9,039
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[3,7]		12,381	12,185
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[3,7]		13,834	13,522
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[3,7]		1,521	1,500
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]		1,892	1,880
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[3,4,7]		11,422	11,290
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[3,4,7]		20,775	20,499
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,7]		1,322	1,297
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[3,7]		4,698	4,393
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,7]		5,389	5,115
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,7]		650	573
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[3,7]		5,608	5,353
Capital One Multi-Asset Execution Trust, Series 18-2, Class A2, (1-month USD-LIBOR + 0.35%) 2.741% 2026[3,4]		49,168	49,229
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]		1,470	1,471
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]		2,485	2,472
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[3]		561	549
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[3]		554	513
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,7]		1,477	1,288
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[3,4,7]		25,492	25,199
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]		18,840	17,131
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]		13,108	11,590
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[3,7]		11,037	11,036
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 2062[3,7]		4,362	4,348
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 2.713% 2025[3,4]		24,200	24,206
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]		3,625	3,230
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[3,7]		1,139	1,023
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[3,7]		7,806	6,947
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,7]		27	27
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[3,7]		13,457	13,275
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,7]		125	125
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 2030[3,7]		5,213	5,205
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,7]		12,064	11,909
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,7]		6,228	6,218
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,7]		10,100	9,654

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 2.781% 2026[3,4]	USD	49,404	$49,421
Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.52% 2025[3]		5,792	5,769
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]		4,061	4,044
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[3]		1,383	1,381
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,7]		1,935	1,930
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[3,7]		2,406	2,390
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,7]		1,322	1,302
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,7]		788	787
Drivetime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 2026[3,7]		8,180	8,081
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,7]		1,617	1,603
Drivetime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 2028[3,7]		6,000	5,837
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[3,4,7]		21,591	21,388
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[3,7]		902	794
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[3,7]		18,012	17,652
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[3,7]		5,330	5,341
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 2024[3]		3,168	3,165
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[3]		11,289	11,198
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,7]		1,522	1,518
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 2027[3]		7,301	7,279
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,7]		1,517	1,497
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]		8,375	7,695
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,7]		1,737	1,565
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[3,7]		2,838	2,773
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,7]		9,391	9,313
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,7]		1,857	1,763
Freedom Financial Trust, Series 2021-3FP, Class A, 0.62% 2028[3,7]		73	73
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[3,7]		15,494	14,145
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[3,7]		4,739	4,203
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,7]		21,288	19,365
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,7]		19,211	17,455
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,7]		18,732	16,667
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,7]		6,245	5,552
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]		348	347
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]		4,331	4,261
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]		3,130	3,078
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,7]		30,495	28,347
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,7]		3,660	3,393
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[3,7]		20,181	18,786
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[3,7]		1,811	1,654
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[3,7]		26,860	26,105
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,7]		18,970	16,944
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,7]		857	760
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[3,7]		3,000	2,865
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 3.091% 2037[3,4,7]		828	819
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,7]		8,322	8,049
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,7]		730	687
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 2027[3,7]		12,422	12,436
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 2027[3,7]		642	638
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[3,4,7]		5,637	5,601
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[3,4,7]		30,860	30,523
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[3,4,7]		13,041	12,929
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 3.817% 2030[3,4,7]		4,827	4,827
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[3,7]		7,800	7,392
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,7]		12,936	12,492
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,7]		3,133	2,819
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[3,7]		5,382	4,753
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,7]		11,157	9,795
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,7]		10,826	9,707
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[3,7]		5,940	5,164
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,7]		17,839	15,636

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,7]	USD	18,457	$16,607
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,7]		14,325	12,912
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,7]		28,745	26,254
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,7]		61,588	53,549
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[3,4,7]		5,412	5,345
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,7]		8,688	8,128
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[3,7]		9,200	8,584
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[3,7]		8,636	7,930
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 3.179% 2035[3,4]		1,172	1,168
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[3,4,7]		21,849	21,698
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 3.312% 2029[3,4,7]		10,881	10,706
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[3,4,7]		2,531	2,506
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[3,4,7]		4,278	4,185
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 3.378% 2030[3,4,7]		5,603	5,532
Palmer Square Loan Funding, CLO, Series 2022-5A, Class A1, (3-month USD CME Term SOFR + 1.56%) 3.494% 2031[3,4,7]		23,000	22,826
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[3,7]		8,160	8,110
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 3.694% 2051[3,4,7]		1,690	1,654
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,7]		471	458
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[3,4,7]		23,025	22,685
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[3,7]		13,628	13,617
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,7]		892	890
Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07% 2024[3]		4,876	4,877
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 2025[3]		7,871	7,825
Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98% 2025[3]		14,851	14,864
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 2025[3]		6,000	5,985
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 4.50% 2025[3]		10,431	10,438
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.68% 2026[3]		14,355	14,314
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 2027[3]		4,660	4,629
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.94% 2027[3]		3,287	3,272
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 5.44% 2028[3]		651	648
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,7]		2,401	2,132
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[3,4,7]		16,955	16,762
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,7]		9,342	8,257
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,7]		3,928	3,656
Stratus Static CLO, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.90%) 3.30% 2030[3,4,7]		5,292	5,277
Stratus Static CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.75%) 4.032% 2030[3,4,7]		15,000	14,952
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,7]		17,524	16,194
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[3,7]		3,807	3,432
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,7]		3,729	3,355
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,7]		341	317
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,7]		2,236	1,952
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,7]		9,201	8,160
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,7]		10,000	9,744
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[3,7]		14,783	13,083
Verizon Master Trust, Series 2022-6, Class A, 3.67% 2029 (4.42% on 8/20/2025)[3,8]		6,457	6,422
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]		898	896
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[3,7]		13,332	13,201
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,7]		1,766	1,763
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,7]		2,110	2,087
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[3,7]		20,959	20,794
			1,447,255

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 10.04%
Financials 5.98%
ACE INA Holdings, Inc. 2.875% 2022	USD	1,275	$1,274
ACE INA Holdings, Inc. 3.35% 2026		1,275	1,248
American Express Co. 1.65% 2026		9,000	8,143
Bank of America Corp. 0.523% 2024 (USD-SOFR + 0.41% on 6/14/2023)[8]		10,000	9,692
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[8]		10,000	9,334
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[8]		6,000	5,770
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]		11,225	10,040
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[8]		8,000	7,998
Bank of Nova Scotia 1.45% 2025		9,000	8,455
Bank of Nova Scotia 1.35% 2026		7,000	6,281
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		7,000	6,580
Dexia Credit Local SA, 0.50% 2024[7]		11,000	10,399
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[8]		8,000	7,692
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[8]		4,075	3,631
Groupe BPCE SA 1.625% 2025[7]		6,000	5,605
Groupe BPCE SA 1.00% 2026[7]		11,000	9,705
Guardian Life Global Funding 0.875% 2025[7]		8,000	7,139
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]		20,000	19,438
Intercontinental Exchange, Inc. 3.65% 2025		2,500	2,471
Intercontinental Exchange, Inc. 4.00% 2027		2,500	2,466
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[8]		12,300	11,633
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[8]		12,500	11,651
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[8]		15,000	14,791
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		2,500	2,322
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		25,000	24,964
Lloyds Banking Group PLC 0.695% 2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[8]		12,000	11,662
Met Tower Global Funding 0.70% 2024[7]		25,000	23,669
Met Tower Global Funding 1.25% 2026[7]		20,000	17,656
Metropolitan Life Global Funding I 0.40% 2024[7]		13,575	12,952
Metropolitan Life Global Funding I 3.60% 2024[7]		7,007	6,985
Metropolitan Life Global Funding I 0.95% 2025[7]		905	826
Metropolitan Life Global Funding I 1.875% 2027[7]		18,000	16,194
Metropolitan Life Global Funding I 4.40% 2027[7]		5,600	5,640
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[8]		13,000	12,801
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[8]		22,500	21,352
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[8]		19,129	17,767
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[8]		5,875	5,884
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[8]		6,360	5,781
National Australia Bank, Ltd. 1.388% 2025[7]		20,000	18,804
National Australia Bank, Ltd. 1.887% 2027[7]		6,000	5,438
National Securities Clearing Corp. 0.40% 2023[7]		40,000	38,330
Natwest Markets PLC 0.80% 2024[7]		20,000	18,621
New York Life Global Funding 0.90% 2024[7]		20,000	18,706
New York Life Global Funding 0.95% 2025[7]		17,680	16,168
New York Life Global Funding 0.85% 2026[7]		10,000	8,980
Nordea Bank AB 3.60% 2025[7]		15,000	14,710
Northwestern Mutual Global Funding 0.60% 2024[7]		10,000	9,486
Northwestern Mutual Global Funding 0.80% 2026[7]		16,215	14,513
Royal Bank of Canada 0.425% 2024		18,632	17,789
Skandinaviska Enskilda Banken AB 2.20% 2022[7]		30,000	29,910
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023		14,846	14,835
Swedbank AB 0.85% 2024[7]		20,000	18,980
Toronto-Dominion Bank 0.30% 2023		22,785	22,214
Toronto-Dominion Bank 0.75% 2023		14,417	14,090
Toronto-Dominion Bank 1.15% 2025		7,208	6,640
Toronto-Dominion Bank 1.20% 2026		3,548	3,179
Toronto-Dominion Bank 1.25% 2026		6,498	5,775
UBS AG 0.375% 2023[7]		20,000	19,507
UBS AG 0.70% 2024[7]		20,000	18,689
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		8,788	8,614
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[8]		1,707	1,614
			713,483

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 1.59%
Amazon.com, Inc. 0.25% 2023	USD	9,210	$9,017
Amazon.com, Inc. 0.45% 2024		9,210	8,740
Amazon.com, Inc. 0.80% 2025		8,635	7,984
American Honda Finance Corp. 0.65% 2023		13,250	12,850
American Honda Finance Corp. 0.875% 2023		1,000	977
American Honda Finance Corp. 3.625% 2023		8,621	8,610
American Honda Finance Corp. 0.55% 2024		12,250	11,543
American Honda Finance Corp. 0.75% 2024		16,000	15,087
American Honda Finance Corp. 1.20% 2025		764	708
Bayerische Motoren Werke AG 3.45% 2023[7]		13,235	13,224
Bayerische Motoren Werke AG 0.75% 2024[7]		18,750	17,655
Bayerische Motoren Werke AG 0.80% 2024[7]		5,752	5,481
Daimler Trucks Finance North America, LLC 2.28% 2024 (USD-SOFR + 1.00% on 10/7/2022)[4,7]		20,000	19,926
Daimler Trucks Finance North America, LLC 2.00% 2026[7]		8,525	7,591
Toyota Motor Credit Corp. 0.50% 2023		1,500	1,455
Toyota Motor Credit Corp. 2.90% 2023		4,000	3,987
Toyota Motor Credit Corp. 0.45% 2024		21,773	20,859
Toyota Motor Credit Corp. 0.625% 2024		15,000	14,087
Toyota Motor Credit Corp. 0.80% 2026		10,695	9,662
			189,443

Health care 0.58%
AstraZeneca Finance, LLC 0.70% 2024		15,000	14,205
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 3.607% 2023[4]		11,772	11,809
AstraZeneca PLC 0.70% 2026		1,112	991
Bristol-Myers Squibb Company 2.90% 2024		9,005	8,892
Cigna Corp. 1.25% 2026		7,710	6,953
Gilead Sciences, Inc. 1.65% 2030		156	127
Novartis Capital Corp. 1.75% 2025		10,420	9,977
Novartis Capital Corp. 2.00% 2027		3,656	3,398
UnitedHealth Group, Inc. 1.15% 2026		6,081	5,544
UnitedHealth Group, Inc. 3.70% 2027		7,944	7,857
			69,753

Consumer staples 0.51%
7-Eleven, Inc. 0.625% 2023[7]		10,695	10,537
Nestlé Holdings, Inc. 0.606% 2024[7]		20,000	18,806
Nestlé Holdings, Inc. 0.625% 2026[7]		8,000	7,186
Nestlé Holdings, Inc. 1.15% 2027[7]		10,510	9,372
Philip Morris International, Inc. 2.50% 2022		1,250	1,248
Philip Morris International, Inc. 2.875% 2024		4,000	3,947
Procter & Gamble Company 0.55% 2025		7,937	7,213
Procter & Gamble Company 1.00% 2026		2,389	2,197
			60,506

Information technology 0.46%
Apple, Inc. 0.55% 2025		1,100	1,004
Apple, Inc. 1.125% 2025		4,352	4,068
Apple, Inc. 0.70% 2026		14,135	12,779
Intuit, Inc. 0.95% 2025		3,955	3,641
Microsoft Corp. 2.875% 2024		20,974	20,768
PayPal Holdings, Inc. 3.90% 2027		2,756	2,722
salesforce.com, inc. 0.625% 2024		10,000	9,473
			54,455

Utilities 0.33%
Duke Energy Progress, LLC 3.375% 2023		11,846	11,859
Entergy Louisiana, LLC 0.95% 2024		16,000	15,044
Southern California Edison Co. 0.975% 2024		6,375	6,006
Southern California Edison Co. 1.10% 2024		6,511	6,199
			39,108

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 0.18%
Chevron USA, Inc. 0.426% 2023	USD	1,100	$1,069
Chevron USA, Inc. 0.687% 2025		390	356
ConocoPhillips 2.40% 2025		2,000	1,936
Exxon Mobil Corp. 1.571% 2023		10,200	10,088
Exxon Mobil Corp. 2.019% 2024		5,125	4,972
Saudi Arabian Oil Co. 1.25% 2023[7]		640	619
Saudi Arabian Oil Co. 1.625% 2025[7]		2,690	2,499
			21,539

Communication services 0.12%
Alphabet, Inc. 0.45% 2025		445	407
Alphabet, Inc. 0.80% 2027		3,315	2,898
SBA Tower Trust 1.631% 2026[7]		6,741	5,939
Tencent Holdings, Ltd. 1.81% 2026[7]		6,000	5,521
			14,765

Industrials 0.12%
Siemens AG 0.65% 2024[7]		15,000	14,338

Real estate 0.12%
Public Storage (USD-SOFR + 0.47%) 2.28% 2024[4]		13,770	13,710

Materials 0.05%
Air Products and Chemicals, Inc. 1.50% 2025		6,815	6,357

Total corporate bonds, notes & loans			1,197,457

Bonds & notes of governments & government agencies outside the U.S. 5.43%
Asian Development Bank 0.625% 2024		14,766	13,902
Asian Development Bank 2.875% 2025		17,241	16,927
Asian Development Bank 1.00% 2026		19,197	17,549
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[7]		50,000	47,273
Canada 2.875% 2025		40,740	40,016
Canada 0.75% 2026		23,510	21,219
CPPIB Capital, Inc. 0.875% 2026[7]		10,154	9,058
Denmark (Kingdom of) 0.125% 2022[7]		10,480	10,437
Denmark (Kingdom of) 0.125% 2022		7,850	7,818
Development Bank of Japan, Inc. 1.75% 2025[7]		14,294	13,603
Development Bank of Japan, Inc. 1.25% 2026[7]		17,276	15,556
European Bank for Reconstruction & Development 0.50% 2025		13,500	12,423
European Investment Bank 2.00% 2022		9,000	8,973
European Investment Bank 2.25% 2024		8,479	8,293
European Investment Bank 0.375% 2025		8,000	7,217
European Investment Bank 1.625% 2025		4	4
European Investment Bank 2.75% 2025		21,112	20,637
European Stability Mechanism 2.125% 2022[7]		28,324	28,289
European Stability Mechanism 0.375% 2025[7]		5,282	4,797
Inter-American Development Bank 1.75% 2022		15,000	14,994
Inter-American Development Bank 0.50% 2024		16,577	15,584
Inter-American Development Bank 3.25% 2024		5,000	4,962
Inter-American Development Bank 0.625% 2025		13,000	11,949
International Bank for Reconstruction and Development 0.75% 2025		12,933	12,057
International Bank for Reconstruction and Development 1.625% 2025		2	2
International Development Assn. 2.75% 2023[7]		15,000	14,933
International Development Assn. 0.375% 2025[7]		10,000	9,059
Japan Bank for International Cooperation 1.75% 2024		3,594	3,452
Japan Bank for International Cooperation 2.875% 2025		19,050	18,584
KfW 0.25% 2023		25,345	24,817
KfW 0.25% 2023		23,990	23,118
KfW 0.50% 2024		13,595	12,782
KfW 1.375% 2024		15,165	14,551
Kommunalbanken 0.50% 2024[7]		8,960	8,403
Kommunalbanken 0.375% 2025[7]		25,046	22,719
Kommuninvest i Sverige Aktiebolag 0.25% 2023[7]		17,648	17,099
Kommuninvest i Sverige Aktiebolag 0.50% 2023[7]		19,752	19,263

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Kommuninvest i Sverige Aktiebolag 0.375% 2024[7]	USD	25,000	$23,856
Kommuninvest i Sverige Aktiebolag 2.875% 2024[7]		3,933	3,879
Kommuninvest i Sverige Aktiebolag 3.25% 2024[7]		6,000	5,966
Ontario Teachers’ Finance Trust 0.875% 2026[7]		13,389	11,929
Ontario Teachers’ Finance Trust 3.00% 2027[7]		10,000	9,671
Quebec (Province of) 0.60% 2025		6,415	5,877
Saskatchewan (Province of) 3.25% 2027		13,411	13,176
Swedish Export Credit Corp. 3.625% 2024		20,783	20,742
			647,415

Federal agency bonds & notes 1.09%
Fannie Mae 0.25% 2023		22,381	21,891
Fannie Mae 0.375% 2025		19,044	17,353
Fannie Mae 0.625% 2025		12,100	11,212
Fannie Mae 0.875% 2030		14,375	11,838
Federal Farm Credit Banks 1.125% 2025		19,451	18,419
Federal Farm Credit Banks 1.75% 2025		33,144	31,747
Freddie Mac 0.25% 2023		14,244	13,876
Freddie Mac 0.25% 2023		3,750	3,627
Freddie Mac 0.375% 2023		2	2
			129,965

Municipals 0.24%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025		7,500	6,955

Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		13,725	12,732

New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 2024		9,985	9,511

Total municipals			29,198

Total bonds, notes & other debt instruments (cost: $11,411,174,000)			11,033,217

Short-term securities 11.84%		Shares
Money market investments 11.84%
Capital Group Central Cash Fund 2.26%[9,10]		14,116,565	1,411,374

Total short-term securities (cost: $1,411,269,000)			1,411,374
Total investment securities 104.35% (cost: $12,822,443,000)			12,444,591
Other assets less liabilities (4.35)%			(518,301)

Net assets 100.00%			$11,926,290

18	Short-Term Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2022 (000)
30 Day Federal Funds Futures	Short	48	February 2023	USD(19,256)	$94
2 Year U.S. Treasury Note Futures	Long	15,540	December 2022	3,237,419	(6,284)
5 Year U.S. Treasury Note Futures	Long	2,696	December 2022	298,772	(1,178)
10 Year U.S. Treasury Note Futures	Long	62	December 2022	7,248	(6)
10 Year Ultra U.S. Treasury Note Futures	Short	6,380	December 2022	(798,696)	3,617
20 Year U.S. Treasury Bond Futures	Long	28	December 2022	3,804	(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	672	December 2022	(100,464)	(325)
					$(4,099)

Investments in affiliates10

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 8/31/2022 (000)	Dividend income (000)
Short-term securities 11.84%
Money market investments 11.84%
Capital Group Central Cash Fund 2.26%[9]	$ 863,461	$ 5,240,588	$ 4,692,360	$ (273)	$ (42)	$ 1,411,374	$ 8,091

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,417,000, which represented .19% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,678,821,000, which represented 22.46% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 8/31/2022.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Short-Term Bond Fund of America	19

Financial statements

Statement of assets and liabilities at August 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,411,174)	$11,033,217
Affiliated issuers (cost: $1,411,269)	1,411,374	$12,444,591
Cash		247
Receivables for:
Sales of investments	197,091
Sales of fund’s shares	19,849
Dividends and interest	36,489
Variation margin on futures contracts	2,737	256,166
		12,701,004
Liabilities:
Payables for:
Purchases of investments	748,820
Repurchases of fund’s shares	21,019
Dividends on fund’s shares	553
Investment advisory services	2,576
Services provided by related parties	1,559
Trustees’ deferred compensation	91
Variation margin on futures contracts	23
Other	73	774,714
Net assets at August 31, 2022		$11,926,290

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,470,771
Total accumulated loss		(544,481)
Net assets at August 31, 2022		$11,926,290

Refer to the notes to financial statements.

20	Short-Term Bond Fund of America

Financial statements (continued)

Statement of assets and liabilities
at August 31, 2022 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (1,247,798 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$5,030,540	526,201	$9.56
Class C	79,694	8,484	9.39
Class T	10	1	9.56
Class F-1	97,433	10,192	9.56
Class F-2	1,079,751	112,937	9.56
Class F-3	871,474	91,137	9.56
Class 529-A	501,217	52,429	9.56
Class 529-C	11,228	1,200	9.36
Class 529-E	16,004	1,676	9.55
Class 529-T	10	1	9.56
Class 529-F-1	10	1	9.56
Class 529-F-2	132,682	13,875	9.56
Class 529-F-3	10	1	9.56
Class R-1	1,491	159	9.38
Class R-2	42,579	4,541	9.38
Class R-2E	1,850	194	9.54
Class R-3	59,420	6,228	9.54
Class R-4	33,818	3,538	9.56
Class R-5E	4,821	504	9.56
Class R-5	12,444	1,301	9.56
Class R-6	3,949,804	413,198	9.56

Refer to the notes to financial statements.

Short-Term Bond Fund of America	21

Financial statements (continued)

Statement of operations for the year ended August 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$171,913
Dividends from affiliated issuers	8,091	$180,004
Fees and expenses*:
Investment advisory services	29,974
Distribution services	18,353
Transfer agent services	5,737
Administrative services	3,505
529 plan services	410
Reports to shareholders	211
Registration statement and prospectus	844
Trustees’ compensation	27
Auditing and legal	23
Custodian	28
Other	33	59,145
Net investment income		120,859

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(90,475)
Affiliated issuers	(273)
Futures contracts	(13,024)
Swap contracts	3,855	(99,917)
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(453,162)
Affiliated issuers	(42)
Futures contracts	(2,007)
Swap contracts	(2,547)	(457,758)
Net realized loss and unrealized depreciation		(557,675)

Net decrease in net assets resulting from operations		$(436,816)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended August 31,
	2022	2021
Operations:
Net investment income	$120,859	$65,466
Net realized (loss) gain	(99,917)	28,889
Net unrealized depreciation	(457,758)	(90,269)
Net (decrease) increase in net assets resulting from operations	(436,816)	4,086

Distributions paid or accrued to shareholders	(123,026)	(174,249)

Net capital share transactions	827,844	1,930,594

Total increase in net assets	268,002	1,760,431

Net assets:
Beginning of year	11,658,288	9,897,857
End of year	$11,926,290	$11,658,288

Refer to the notes to financial statements.

22	Short-Term Bond Fund of America

Notes to financial statements

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Short-Term Bond Fund of America	23

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and

24	Short-Term Bond Fund of America

valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,048,312	$—	$6,048,312
Mortgage-backed obligations	—	1,533,615	—	1,533,615
Asset-backed obligations	—	1,447,255	—	1,447,255
Corporate bonds, notes & loans	—	1,197,457	—	1,197,457
Bonds & notes of governments & government agencies outside the U.S.	—	647,415	—	647,415
Federal agency bonds & notes	—	129,965	—	129,965
Municipals	—	29,198	—	29,198
Short-term securities	1,411,374	—	—	1,411,374
Total	$1,411,374	$11,033,217	$—	$12,444,591

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,711	$—	$—	$3,711
Liabilities:
Unrealized depreciation on futures contracts	(7,810)	—	—	(7,810)
Total	$(4,099)	$—	$—	$(4,099)

*	Futures contracts are not included in the fund’s investment portfolio.

Short-Term Bond Fund of America	25

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

26	Short-Term Bond Fund of America

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Short-Term Bond Fund of America	27

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,427,276,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

28	Short-Term Bond Fund of America

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. As of August 31, 2022, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $1,713,500,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,711	Unrealized depreciation*	$7,810

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(13,024)	Net unrealized depreciation on futures contracts	$(2,007)
Swap	Interest	Net realized gain on swap contracts	3,855	Net unrealized depreciation on swap contracts	(2,547)
			$(9,169)		$(4,554)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Short-Term Bond Fund of America	29

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2022, the fund reclassified $4,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,554
Capital loss carryforward[1]	(163,613)
Gross unrealized appreciation on investments	9,649
Gross unrealized depreciation on investments	(392,403)
Net unrealized depreciation on investments	(382,754)
Cost of investments	12,823,246

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2022					Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$44,259		$—	$44,259		$63,374		$6,224		$69,598
Class C	329		—	329		748		110		858
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	920		—	920		1,782		179		1,961
Class F-2	12,382		—	12,382		15,478		1,253		16,731
Class F-3	10,397		—	10,397		11,172		841		12,013
Class 529-A	4,773		—	4,773		7,491		732		8,223
Class 529-C	46		—	46		146		21		167
Class 529-E	123		—	123		227		26		253
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	211		—	[2]	211
Class 529-F-2[3]	1,578		—	1,578		1,830		168		1,998
Class 529-F-3[3]	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	8		—	8		25		4		29
Class R-2	185		—	185		482		71		553
Class R-2E	10		—	10		10		1		11
Class R-3	406		—	406		686		84		770
Class R-4	341		—	341		589		57		646
Class R-5E	51		—	51		50		4		54
Class R-5	168		—	168		247		18		265
Class R-6	47,050		—	47,050		55,706		4,202		59,908
Total	$123,026		$—	$123,026		$160,254		$13,995		$174,249

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

30	Short-Term Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.230% on such assets in excess of $10.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended August 31, 2022, the investment advisory services fees were $29,974,000, which were equivalent to an annualized rate of 0.257% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2022, unreimbursed expenses subject to reimbursement totaled $7,597,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Short-Term Bond Fund of America	31

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2022, the 529 plan services fees were $410,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the year ended August 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,076	$3,677		$1,508		Not applicable
Class C	765	55		23		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	271	133		33		Not applicable
Class F-2	Not applicable	1,101		322		Not applicable
Class F-3	Not applicable	6		245		Not applicable
Class 529-A	1,247	373		163		$312
Class 529-C	121	9		4		7
Class 529-E	94	6		6		11
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	60		42		80
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	25	2		1		Not applicable
Class R-2	337	150		13		Not applicable
Class R-2E	10	3		—	*	Not applicable
Class R-3	312	85		19		Not applicable
Class R-4	95	33		11		Not applicable
Class R-5E	Not applicable	7		1		Not applicable
Class R-5	Not applicable	8		4		Not applicable
Class R-6	Not applicable	29		1,110		Not applicable
Total class-specific expenses	$18,353	$5,737		$3,505		$410

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $27,000 in the fund’s statement of operations reflects $37,000 in current fees (either paid in cash or deferred) and a net decrease of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

32	Short-Term Bond Fund of America

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2022, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$2,312,428	235,961	$43,712		4,508		$(2,154,844)	(219,668)	$201,296	20,801
Class C	48,856	5,091	327		34		(45,456)	(4,713)	3,727	412
Class T	—	—	—		—		—	—	—	—
Class F-1	18,516	1,882	899		93		(36,766)	(3,739)	(17,351)	(1,764)
Class F-2	637,590	65,260	11,676		1,201		(597,379)	(61,071)	51,887	5,390
Class F-3	439,779	44,962	10,147		1,044		(322,100)	(32,883)	127,826	13,123
Class 529-A	128,542	13,078	4,740		488		(165,684)	(16,914)	(32,402)	(3,348)
Class 529-C	6,665	694	46		5		(8,379)	(871)	(1,668)	(172)
Class 529-E	4,043	411	122		12		(8,184)	(835)	(4,019)	(412)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	39,026	3,970	1,571		162		(40,290)	(4,111)	307	21
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	1,519	157	7		1		(2,979)	(310)	(1,453)	(152)
Class R-2	17,157	1,779	183		19		(20,531)	(2,126)	(3,191)	(328)
Class R-2E	610	62	10		1		(180)	(18)	440	45
Class R-3	18,991	1,940	401		42		(20,370)	(2,088)	(978)	(106)
Class R-4	12,239	1,240	339		35		(15,297)	(1,563)	(2,719)	(288)
Class R-5E	2,657	270	50		5		(1,758)	(180)	949	95
Class R-5	2,329	238	166		17		(6,641)	(678)	(4,146)	(423)
Class R-6	1,159,802	119,053	46,540		4,788		(697,003)	(71,365)	509,339	52,476
Total net increase (decrease)	$4,850,749	496,048	$120,936		12,455		$(4,143,841)	(423,133)	$827,844	85,370

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	33

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$2,691,626	266,485	$69,017		6,839		$(2,071,511)	(205,260)	$689,132	68,064
Class C	55,580	5,572	856		86		(54,232)	(5,444)	2,204	214
Class T	—	—	—		—		—	—	—	—
Class F-1	44,469	4,395	1,936		192		(54,776)	(5,430)	(8,371)	(843)
Class F-2	669,352	66,241	15,731		1,559		(435,533)	(43,151)	249,550	24,649
Class F-3	472,770	46,768	11,675		1,157		(229,611)	(22,734)	254,834	25,191
Class 529-A	169,656	16,798	8,209		813		(164,974)	(16,347)	12,891	1,264
Class 529-C	8,506	855	167		17		(11,027)	(1,111)	(2,354)	(239)
Class 529-E	7,248	718	253		25		(5,720)	(567)	1,781	176
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	9,874	969	108		11		(131,993)	(12,978)	(122,011)	(11,998)
Class 529-F-2[3]	170,785	16,830	1,993		197		(31,995)	(3,173)	140,783	13,854
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	2,219	223	28		3		(2,069)	(208)	178	18
Class R-2	21,930	2,200	551		55		(24,786)	(2,492)	(2,305)	(237)
Class R-2E	990	99	12		1		(670)	(67)	332	33
Class R-3	29,617	2,936	766		76		(29,764)	(2,952)	619	60
Class R-4	16,563	1,638	645		64		(22,420)	(2,221)	(5,212)	(519)
Class R-5E	1,883	187	53		5		(756)	(75)	1,180	117
Class R-5	8,192	811	264		26		(4,278)	(424)	4,178	413
Class R-6	966,087	95,643	59,288		5,876		(312,200)	(30,989)	713,175	70,530
Total net increase (decrease)	$5,347,357	529,369	$171,552		17,002		$(3,588,315)	(355,623)	$1,930,594	190,748

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,471,111,000 and $6,733,983,000, respectively, during the year ended August 31, 2022.

11. Ownership concentration

At August 31, 2022, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds Portfolio Series — Preservation Portfolio, held aggregate ownership of 11% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Portfolio Series — Preservation Portfolio.

34	Short-Term Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2022	$10.03	$.08	$(.46)	$(.38)	$(.09)	$—		$(.09)	$9.56	(3.84)%	$5,031		.67%		.67%		.86%
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	5,070		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82	4,456		.70		.70		1.26
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36	3,306		.70		.70		1.81
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	2,960		.69		.69		1.49
Class C:
8/31/2022	9.88	.02	(.47)	(.45)	(.04)	—		(.04)	9.39	(4.56)	80		1.37		1.37		.18
8/31/2021	10.06	(.03)	(.04)	(.07)	(.01)	(.10)		(.11)	9.88	(.77)	80		1.37		1.37		(.25)
8/31/2020	9.84	.05	.25	.30	(.08)	—	[5]	(.08)	10.06	3.05	79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66	62		1.42		1.42		1.09
8/31/2018	9.86	.07	(.16)	(.09)	(.08)	—		(.08)	9.69	(.96)	55		1.44		1.44		.73
Class T:
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.56)[6]	—	[7]	.37	[6]	.37	[6]	1.15	[6]
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.16 [6]	—	[7]	.37	[6]	.37	[6]	.74	[6]
8/31/2020	9.96	.16	.24	.40	(.17)	—	[5]	(.17)	10.19	4.13 [6]	—	[7]	.39	[6]	.39	[6]	1.60	[6]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65 [6]	—	[7]	.41	[6]	.41	[6]	2.10	[6]
8/31/2018	9.98	.17	(.17)	— [5]	(.17)	—		(.17)	9.81	.04 [6]	—	[7]	.43	[6]	.43	[6]	1.74	[6]
Class F-1:
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	97		.67		.67		.83
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	120		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82	131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	93		.73		.73		1.78
8/31/2018	9.97	.14	(.16)	(.02)	(.14)	—		(.14)	9.81	(.16)	89		.73		.73		1.41
Class F-2:
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.58)	1,080		.40		.40		1.14
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.14	1,079		.41		.41		.71
8/31/2020	9.96	.15	.25	.40	(.17)	—	[5]	(.17)	10.19	4.11	845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62	449		.44		.44		2.07
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.12	301		.45		.45		1.73
Class F-3:
8/31/2022	10.03	.12	(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	871		.30		.30		1.26
8/31/2021	10.19	.08	(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	783		.31		.30		.81
8/31/2020	9.96	.16	.25	.41	(.18)	—	[5]	(.18)	10.19	4.21	538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72	314		.36		.35		2.16
8/31/2018	9.98	.18	(.17)	.01	(.18)	—		(.18)	9.81	.10	269		.37		.37		1.82
Class 529-A:
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.83)	501		.65		.65		.86
8/31/2021	10.19	.05	(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.12)	560		.66		.66		.45
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82	556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	443		.73		.73		1.78
8/31/2018	9.97	.15	(.17)	(.02)	(.14)	—		(.14)	9.81	(.15)	377		.72		.72		1.48

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2022	$9.84	$.01	$(.45)	$(.44)	$(.04)	$—	$(.04)	$9.36	(4.50)%	$11		1.42%		1.42%		.09%
8/31/2021	10.03	(.03)	(.05)	(.08)	(.01)	(.10)	(.11)	9.84	(.86)	14		1.40		1.40		(.28)
8/31/2020	9.81	.06	.23	.29	(.07)	— [5]	(.07)	10.03	3.03	16		1.44		1.44		.59
8/31/2019	9.66	.10	.15	.25	(.10)	—	(.10)	9.81	2.64	37		1.46		1.46		1.05
8/31/2018	9.83	.06	(.16)	(.10)	(.07)	—	(.07)	9.66	(1.00)	37		1.47		1.47		.65
Class 529-E:
8/31/2022	10.02	.06	(.46)	(.40)	(.07)	—	(.07)	9.55	(4.03)	16		.88		.88		.60
8/31/2021	10.18	.02	(.05)	(.03)	(.03)	(.10)	(.13)	10.02	(.34)	21		.89		.89		.23
8/31/2020	9.95	.11	.24	.35	(.12)	— [5]	(.12)	10.18	3.61	20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—	(.15)	9.95	3.11	19		.94		.94		1.57
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—	(.12)	9.80	(.39)	17		.96		.96		1.23
Class 529-T:
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.61)[6]	—	[7]	.43	[6]	.43	[6]	1.09	[6]
8/31/2021	10.19	.07	(.06)	.01	(.07)	(.10)	(.17)	10.03	.11 [6]	—	[7]	.44	[6]	.44	[6]	.67	[6]
8/31/2020	9.96	.15	.25	.40	(.17)	— [5]	(.17)	10.19	4.06 [6]	—	[7]	.47	[6]	.47	[6]	1.52	[6]
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.57 [6]	—	[7]	.50	[6]	.50	[6]	2.01	[6]
8/31/2018	9.98	.16	(.16)	— [5]	(.17)	—	(.17)	9.81	(.02)[6]	—	[7]	.50	[6]	.50	[6]	1.67	[6]
Class 529-F-1:
8/31/2022	10.03	.10	(.47)	(.37)	(.10)	—	(.10)	9.56	(3.67)[6]	—	[7]	.49	[6]	.49	[6]	1.03	[6]
8/31/2021	10.19	.10	(.09)	.01	(.07)	(.10)	(.17)	10.03	.07 [6]	—	[7]	.42	[6]	.42	[6]	.96	[6]
8/31/2020	9.96	.15	.25	.40	(.17)	— [5]	(.17)	10.19	4.07	122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.58	102		.49		.49		2.03
8/31/2018	9.97	.17	(.16)	.01	(.17)	—	(.17)	9.81	.07	83		.49		.49		1.71
Class 529-F-2:
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.58)	133		.40		.40		1.13
8/31/2021[8,9]	10.17	.05	(.03)	.02	(.06)	(.10)	(.16)	10.03	.14 [10]	139		.43	[11]	.43	[11]	.64	[11]
Class 529-F-3:
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.56)	—	[7]	.37		.37		1.15
8/31/2021[8,9]	10.17	.06	(.04)	.02	(.06)	(.10)	(.16)	10.03	.18 [10]	—	[7]	.44	[11]	.37	[11]	.68	[11]
Class R-1:
8/31/2022	9.87	— [5]	(.45)	(.45)	(.04)	—	(.04)	9.38	(4.57)	1		1.39		1.39		(.02)
8/31/2021	10.05	(.03)	(.04)	(.07)	(.01)	(.10)	(.11)	9.87	(.77)	3		1.38		1.38		(.26)
8/31/2020	9.83	.05	.24	.29	(.07)	— [5]	(.07)	10.05	3.02	3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—	(.10)	9.83	2.54	2		1.45		1.45		1.03
8/31/2018	9.85	.07	(.16)	(.09)	(.07)	—	(.07)	9.69	(.88)	4		1.45		1.45		.71

Refer to the end of the table for footnotes.

36	Short-Term Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2022	$9.86	$.01		$(.45)	$(.44)	$(.04)	$—		$(.04)	$9.38	(4.47)%	$43	1.38%	1.38%	.14%
8/31/2021	10.05	(.03)		(.05)	(.08)	(.01)	(.10)		(.11)	9.86	(.87)	48	1.39	1.39	(.27)
8/31/2020	9.82	.06		.24	.30	(.07)	—	[5]	(.07)	10.05	3.14	51	1.41	1.41	.56
8/31/2019	9.68	.10		.15	.25	(.11)	—		(.11)	9.82	2.55	45	1.43	1.43	1.07
8/31/2018	9.84	.07		(.16)	(.09)	(.07)	—		(.07)	9.68	(.87)	45	1.44	1.44	.74
Class R-2E:
8/31/2022	10.02	.05		(.48)	(.43)	(.05)	—		(.05)	9.54	(4.25)	2	1.09	1.09	.48
8/31/2021	10.18	—	[5]	(.05)	(.05)	(.01)	(.10)		(.11)	10.02	(.50)	1	1.12	1.12	(.01)
8/31/2020	9.95	.08		.25	.33	(.10)	—	[5]	(.10)	10.18	3.35	1	1.17	1.16	.79
8/31/2019	9.80	.13		.15	.28	(.13)	—		(.13)	9.95	2.87	1	1.18	1.18	1.36
8/31/2018	9.97	.10		(.17)	(.07)	(.10)	—		(.10)	9.80	(.72)	1	1.21	1.19	.98
Class R-3:
8/31/2022	10.02	.06		(.48)	(.42)	(.06)	—		(.06)	9.54	(4.15)	59	.93	.93	.58
8/31/2021	10.18	.02		(.06)	(.04)	(.02)	(.10)		(.12)	10.02	(.39)	63	.95	.95	.17
8/31/2020	9.94	.10		.26	.36	(.12)	—	[5]	(.12)	10.18	3.65	64	.97	.97	1.01
8/31/2019	9.80	.15		.14	.29	(.15)	—		(.15)	9.94	2.96	56	.99	.99	1.52
8/31/2018	9.96	.12		(.16)	(.04)	(.12)	—		(.12)	9.80	(.43)	51	1.00	1.00	1.17
Class R-4:
8/31/2022	10.03	.09		(.47)	(.38)	(.09)	—		(.09)	9.56	(3.81)	34	.63	.63	.88
8/31/2021	10.19	.05		(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.10)	38	.64	.64	.48
8/31/2020	9.96	.13		.25	.38	(.15)	—	[5]	(.15)	10.19	3.86	44	.66	.66	1.32
8/31/2019	9.81	.18		.15	.33	(.18)	—		(.18)	9.96	3.37	37	.69	.69	1.83
8/31/2018	9.97	.15		(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	34	.69	.69	1.48
Class R-5E:
8/31/2022	10.03	.11		(.47)	(.36)	(.11)	—		(.11)	9.56	(3.63)	5	.45	.45	1.09
8/31/2021	10.19	.07		(.06)	.01	(.07)	(.10)		(.17)	10.03	.09	4	.45	.45	.66
8/31/2020	9.96	.15		.25	.40	(.17)	—	[5]	(.17)	10.19	4.05	3	.48	.48	1.49
8/31/2019	9.81	.20		.15	.35	(.20)	—		(.20)	9.96	3.57	2	.49	.49	2.03
8/31/2018	9.98	.19		(.19)	— [5]	(.17)	—		(.17)	9.81	.05	1	.46	.46	1.92
Class R-5:
8/31/2022	10.03	.11		(.46)	(.35)	(.12)	—		(.12)	9.56	(3.54)	12	.35	.35	1.11
8/31/2021	10.19	.08		(.06)	.02	(.08)	(.10)		(.18)	10.03	.19	17	.35	.35	.76
8/31/2020	9.96	.16		.25	.41	(.18)	—	[5]	(.18)	10.19	4.16	13	.37	.37	1.60
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.67	11	.40	.40	2.11
8/31/2018	9.98	.17		(.16)	.01	(.18)	—		(.18)	9.81	.06	10	.40	.40	1.75
Class R-6:
8/31/2022	10.03	.12		(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	3,950	.30	.30	1.26
8/31/2021	10.19	.08		(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	3,618	.30	.30	.81
8/31/2020	9.96	.16		.25	.41	(.18)	—	[5]	(.18)	10.19	4.22	2,956	.32	.32	1.64
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.73	2,054	.34	.34	2.18
8/31/2018	9.97	.18		(.16)	.02	(.18)	—		(.18)	9.81	.23	1,740	.34	.34	1.86

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	37

Financial highlights (continued)

	Year ended August 31,
Portfolio turnover rate for all share classes[12,13]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	86%	69%	107%	134%	129%
Including mortgage dollar roll transactions	130%	147%	116%	153%	148%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

38	Short-Term Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
October 11, 2022

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Short-Term Bond Fund of America	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2022, through August 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Short-Term Bond Fund of America

Expense example (continued)

	Beginning account value 3/1/2022	Ending account value 8/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$974.44	$3.33	.67%
Class A – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class C – actual return	1,000.00	970.73	6.81	1.37
Class C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class T – actual return	1,000.00	975.85	1.84	.37
Class T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-1 – actual return	1,000.00	974.47	3.28	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	975.80	1.99	.40
Class F-2 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-3 – actual return	1,000.00	976.29	1.44	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 529-A – actual return	1,000.00	974.52	3.23	.65
Class 529-A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-C – actual return	1,000.00	971.41	7.06	1.42
Class 529-C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E – actual return	1,000.00	974.34	4.38	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	976.63	2.14	.43
Class 529-T – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-1 – actual return	1,000.00	975.29	2.44	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-F-2 – actual return	1,000.00	975.82	1.94	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 529-F-3 – actual return	1,000.00	975.88	1.84	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class R-1 – actual return	1,000.00	970.64	6.90	1.39
Class R-1 – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 – actual return	1,000.00	971.68	6.81	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2E – actual return	1,000.00	973.37	5.42	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.71	5.55	1.09
Class R-3 – actual return	1,000.00	973.13	4.58	.92
Class R-3 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 – actual return	1,000.00	974.64	3.14	.63
Class R-4 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5E – actual return	1,000.00	975.53	2.24	.45
Class R-5E – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-5 – actual return	1,000.00	976.02	1.74	.35
Class R-5 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class R-6 – actual return	1,000.00	976.29	1.44	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	41

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2022:

Section 163(j) interest dividends	$135,329,000
U.S. government income that may be exempt from state taxation	$79,259,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

42	Short-Term Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee.

In addition, the board and the committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Short-Term Bond Fund of America	43

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	Short-Term Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2006	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2009	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 46 for footnotes.

Short-Term Bond Fund of America	45

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Capital Group Private Client Services, Inc.[6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2006	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company [6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Vincent J. Gonzales, 1984 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

46	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	47

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48	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	49

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50	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,“in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

STBF

Registrant:

a) Audit Fees:
Audit	2021	103,000
	2022	None

b) Audit-Related Fees:
	2021	None
	2022	None

c) Tax Fees:
	2021	7,000
	2022	7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
	2021	None
	2022	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2021	None
	2022	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $9,000 for fiscal year 2021 and $7,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2022

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2022